Average Annual Total Returns - LVIP MFS International Equity Managed Volatility Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	MSCI EAFE Index (net dividends) (reflects no deductions for fees, expenses or taxes) 1 year	MSCI EAFE Index (net dividends) (reflects no deductions for fees, expenses or taxes) 5 years	MSCI EAFE Index (net dividends) (reflects no deductions for fees, expenses or taxes) Since Inception
Total	2.50%	8.63%	4.90%	May 01, 2013	2.24%	8.36%	4.64%	May 01, 2013	7.82%	7.45%	5.42%